Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Summary of estimated useful lives of the Property and equipment, net

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of their useful life and the lease term

Summary of estimated useful lives of intangible assets

Licenses	5 years
Software	10 years
Content	5 years
Brand name	10 years
Technology	5 years

Schedule of movement of the allowance for expected credit losses

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	12,193	28,035	60,531
Additional allowance for credit losses, net of recoveries	16,773	32,633	34,457
Write-off	(931)	(137)	—
Ending balance	28,035	60,531	94,988